DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
November 30, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.6%
Communication Services
— 11.6%
Alphabet, Inc., Class A
400,420 67,650,959
Alphabet, Inc., Class C
342,133 58,330,255
AT&T, Inc.
533,537 12,356,717
Comcast Corp., Class A
287,073 12,398,683
Liberty Media Corp.-Liberty
Formula One, Class C *
15,123 1,336,268
Match Group, Inc. *
19,650 643,341
Meta Platforms, Inc., Class A
163,231 93,746,828
Netflix, Inc. *
32,061 28,432,016
Pinterest, Inc., Class A *
44,873 1,360,549
Snap, Inc., Class A *
80,873 955,110
T-Mobile US, Inc.
39,084 9,651,403
Verizon Communications, Inc.
313,467 13,899,127
Walt Disney Co.
135,330 15,897,215
(Cost $224,668,888)
316,658,471
Consumer Discretionary
— 12.5%
Airbnb, Inc., Class A *
32,873 4,474,344
Amazon.com, Inc. *
622,947 129,504,452
Booking Holdings, Inc.
2,498 12,994,546
Chipotle Mexican Grill, Inc. *
101,979 6,273,748
Deckers Outdoor Corp. *
11,818 2,315,855
eBay, Inc.
36,500 2,310,085
Flutter Entertainment PLC *
13,352 3,689,425
Ford Motor Co.
296,664 3,301,870
General Motors Co.
83,625 4,648,714
Hilton Worldwide Holdings, Inc.
18,129 4,594,614
Home Depot, Inc.
74,057 31,780,080
Hyatt Hotels Corp., Class A
3,522 556,265
Las Vegas Sands Corp.
29,466 1,563,466
Lululemon Athletica, Inc. *
8,255 2,647,048
Marriott International, Inc.,
Class A
17,744 5,129,613
McDonald's Corp.
53,284 15,772,597
MercadoLibre, Inc. *
3,404 6,757,519
MGM Resorts International *
17,639 676,279
NIKE, Inc., Class B
88,437 6,966,183
Royal Caribbean Cruises Ltd.
18,267 4,458,244
Starbucks Corp.
84,516 8,659,509
Tesla, Inc. *
214,682 74,099,639
Tractor Supply Co.
7,953 2,256,028
Ulta Beauty, Inc. *
3,534 1,366,386
Williams-Sonoma, Inc.
9,222 1,586,368
Wynn Resorts Ltd.
7,856 741,449
Yum! Brands, Inc.
21,501 2,987,349
(Cost $259,501,937)
342,111,675
Consumer Staples — 6.2%
Church & Dwight Co., Inc.
19,200 2,114,496
Clorox Co.
9,514 1,590,455
Number
of Shares Value $
Coca-Cola Co.
304,304 19,499,800
Colgate-Palmolive Co.
57,122 5,519,699
Constellation Brands, Inc., Class
A
12,363 2,978,865
Costco Wholesale Corp.
33,073 32,142,987
Estee Lauder Cos., Inc., Class A
17,656 1,273,351
General Mills, Inc.
42,540 2,818,700
Hershey Co.
10,330 1,819,423
Kellanova
21,196 1,723,023
Keurig Dr Pepper, Inc.
88,207 2,879,959
Kimberly-Clark Corp.
25,958 3,617,247
McCormick & Co., Inc.
19,612 1,537,777
Molson Coors Beverage Co.,
Class B
13,866 860,524
Mondelez International, Inc.,
Class A
98,268 6,382,507
PepsiCo, Inc.
101,613 16,608,645
Procter & Gamble Co.
174,913 31,354,904
Target Corp.
34,275 4,534,925
The Campbell's Company
14,834 685,331
Walmart, Inc.
330,151 30,538,968
(Cost $157,337,725)
170,481,586
Energy — 3.8%
Baker Hughes Co.
74,349 3,267,639
Chevron Corp.
129,564 20,980,298
ConocoPhillips
86,528 9,374,444
Diamondback Energy, Inc.
14,655 2,602,581
EOG Resources, Inc.
42,231 5,627,703
Exxon Mobil Corp.
331,919 39,153,165
Halliburton Co.
64,303 2,048,694
Hess Corp.
21,415 3,151,860
Kinder Morgan, Inc.
148,274 4,191,706
Occidental Petroleum Corp.
45,147 2,283,535
ONEOK, Inc.
43,495 4,941,032
Schlumberger NV
105,102 4,618,182
(Cost $94,231,676)
102,240,839
Financials — 14.2%
American Express Co.
42,361 12,906,550
American International Group,
Inc.
47,040 3,616,435
Aon PLC, Class A
14,523 5,686,335
Apollo Global Management, Inc.
30,195 5,285,031
Arch Capital Group Ltd.
28,555 2,876,060
Arthur J Gallagher & Co.
16,489 5,148,525
Bank of America Corp.
519,355 24,674,556
Bank of New York Mellon Corp.
53,981 4,419,424
Blackrock, Inc.
10,921 11,169,999
Block, Inc. *
42,430 3,757,177
Carlyle Group, Inc.
17,553 934,346
Cboe Global Markets, Inc.
7,865 1,697,660
Charles Schwab Corp.
119,276 9,871,282
Chubb Ltd.
28,540 8,240,354

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Citigroup, Inc.
141,715 10,043,342
CME Group, Inc.
27,333 6,505,254
Discover Financial Services
19,165 3,496,271
FactSet Research Systems, Inc.
2,927 1,436,191
Fidelity National Information
Services, Inc.
40,282 3,436,055
Fiserv, Inc. *
42,927 9,485,150
Global Payments, Inc.
19,532 2,323,527
Goldman Sachs Group, Inc.
23,539 14,325,129
Hartford Financial Services
Group, Inc.
21,404 2,639,327
Intercontinental Exchange, Inc.
43,644 7,024,938
Jack Henry & Associates, Inc.
5,537 975,509
JPMorgan Chase & Co.
212,106 52,967,110
Marsh & McLennan Cos., Inc.
36,135 8,427,766
Mastercard, Inc., Class A
61,590 32,823,775
Moody's Corp.
12,437 6,218,251
Morgan Stanley
90,405 11,898,202
Nasdaq, Inc.
33,081 2,745,392
Northern Trust Corp.
15,129 1,681,740
PayPal Holdings, Inc. *
72,346 6,277,462
Progressive Corp.
43,742 11,761,349
S&P Global, Inc.
23,752 12,410,658
State Street Corp.
22,992 2,264,942
T. Rowe Price Group, Inc.
17,506 2,167,943
Tradeweb Markets, Inc., Class A
8,727 1,182,509
Travelers Cos., Inc.
16,934 4,505,121
US Bancorp
118,214 6,299,624
Visa, Inc., Class A
124,618 39,264,639
W.R. Berkley Corp.
23,270 1,502,079
Wells Fargo & Co.
253,749 19,328,061
Willis Towers Watson PLC
7,626 2,455,572
(Cost $277,019,933)
388,156,622
Health Care — 11.5%
Abbott Laboratories
129,122 15,335,820
AbbVie, Inc.
131,817 24,113,284
Agilent Technologies, Inc.
21,009 2,898,612
Amgen, Inc.
39,928 11,294,433
Becton Dickinson & Co.
21,097 4,681,424
Biogen, Inc. *
11,396 1,830,540
Boston Scientific Corp. *
109,639 9,939,872
Bristol-Myers Squibb Co.
151,161 8,951,754
Catalent, Inc. *
13,656 834,518
Charles River Laboratories
International, Inc. *
4,084 812,961
Danaher Corp.
48,250 11,565,043
DaVita, Inc. *
4,113 683,457
Edwards Lifesciences Corp. *
45,512 3,247,281
Eli Lilly & Co.
60,322 47,977,103
Exact Sciences Corp. *
13,599 844,226
Gilead Sciences, Inc.
92,683 8,580,592
Humana, Inc.
9,166 2,716,619
Number
of Shares Value $
IDEXX Laboratories, Inc. *
6,375 2,688,656
Illumina, Inc. *
12,121 1,747,242
Incyte Corp. *
13,907 1,037,323
IQVIA Holdings, Inc. *
14,048 2,821,400
Johnson & Johnson
179,130 27,766,941
Labcorp Holdings, Inc.
6,332 1,527,025
McKesson Corp.
9,684 6,086,394
Merck & Co., Inc.
188,995 19,209,452
Mettler-Toledo International,
Inc. *
1,603 2,005,674
Moderna, Inc. *
24,146 1,039,727
Pfizer, Inc.
421,406 11,045,051
Regeneron Pharmaceuticals,
Inc. *
8,082 6,063,278
Teleflex, Inc.
3,373 650,483
Thermo Fisher Scientific, Inc.
28,392 15,037,255
UnitedHealth Group, Inc.
68,909 42,048,272
Vertex Pharmaceuticals, Inc. *
19,130 8,955,327
Waters Corp. *
4,537 1,745,475
Zimmer Biomet Holdings, Inc.
15,524 1,740,240
Zoetis, Inc.
33,544 5,878,586
(Cost $291,062,186)
315,401,340
Industrials — 6.8%
AECOM
10,330 1,208,300
AMETEK, Inc.
16,803 3,266,167
Automatic Data Processing, Inc.
30,547 9,375,791
Booz Allen Hamilton Holding
Corp.
10,416 1,543,443
Broadridge Financial Solutions,
Inc.
8,885 2,097,038
Carlisle Cos., Inc.
3,230 1,475,141
Carrier Global Corp.
59,884 4,633,225
Cintas Corp.
27,641 6,241,061
Copart, Inc. *
65,798 4,170,935
CSX Corp.
141,614 5,175,992
Cummins, Inc.
10,368 3,888,415
Dayforce, Inc. * (a)
11,644 931,404
Deere & Co.
19,233 8,960,655
Dover Corp.
10,736 2,210,542
Eaton Corp. PLC
29,507 11,077,518
Emerson Electric Co.
42,492 5,634,439
Equifax, Inc.
9,409 2,461,018
Expeditors International of
Washington, Inc.
10,878 1,323,200
FedEx Corp.
17,272 5,227,716
Fortive Corp.
27,358 2,170,310
Graco, Inc.
13,288 1,210,271
Hubbell, Inc.
4,125 1,897,871
IDEX Corp.
5,797 1,336,962
Ingersoll Rand, Inc.
28,838 3,004,054
Johnson Controls International
PLC
49,192 4,125,241
Lennox International, Inc.
2,509 1,673,829

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Norfolk Southern Corp.
17,381 4,794,549
Old Dominion Freight Line, Inc.
14,225 3,202,617
Owens Corning
6,416 1,319,258
PACCAR, Inc.
39,659 4,640,103
Paychex, Inc.
24,457 3,577,325
Paycom Software, Inc.
3,908 906,343
Pentair PLC
12,522 1,364,773
Quanta Services, Inc.
10,988 3,785,586
Republic Services, Inc.
16,629 3,630,111
Rockwell Automation, Inc.
8,806 2,599,003
Stanley Black & Decker, Inc.
11,028 986,455
Trane Technologies PLC
16,662 6,935,058
TransUnion
14,972 1,519,658
Uber Technologies, Inc. *
142,823 10,277,543
Union Pacific Corp.
45,116 11,038,081
United Parcel Service, Inc.,
Class B
54,014 7,330,780
Veralto Corp.
18,169 1,965,704
Verisk Analytics, Inc.
10,765 3,167,171
Waste Connections, Inc.
19,754 3,802,052
Waste Management, Inc.
30,420 6,942,452
Westinghouse Air Brake
Technologies Corp.
13,449 2,698,138
Xylem, Inc.
18,184 2,304,822
(Cost $143,693,119)
185,108,120
Information Technology
— 26.0%
Accenture PLC, Class A
48,658 17,632,199
Adobe, Inc. *
34,239 17,664,927
Advanced Micro Devices, Inc. *
126,032 17,288,440
Akamai Technologies, Inc. *
11,927 1,121,377
Analog Devices, Inc.
38,516 8,398,414
ANSYS, Inc. *
6,950 2,440,145
Apple, Inc.
617,719 146,603,250
Aspen Technology, Inc. *
2,051 512,750
Atlassian Corp., Class A *
12,068 3,180,883
Autodesk, Inc. *
16,761 4,892,536
Bentley Systems, Inc., Class B
12,007 594,346
Cadence Design Systems, Inc. *
21,138 6,485,350
Cisco Systems, Inc.
309,118 18,302,877
Cloudflare, Inc., Class A *
22,944 2,290,499
Cognizant Technology Solutions
Corp., Class A
37,828 3,044,776
Crowdstrike Holdings, Inc., Class
A *
18,137 6,274,858
Dell Technologies, Inc., Class C
24,728 3,155,046
EPAM Systems, Inc. *
4,426 1,079,590
F5, Inc. *
4,472 1,119,565
First Solar, Inc. *
7,794 1,553,110
Fortinet, Inc. *
49,461 4,701,268
Gartner, Inc. *
5,901 3,056,305
Gen Digital, Inc.
43,175 1,331,949
Number
of Shares Value $
Hewlett Packard Enterprise Co.
96,288 2,043,231
HubSpot, Inc. *
3,934 2,836,611
International Business Machines
Corp.
71,777 16,322,808
Intuit, Inc.
21,805 13,992,923
Manhattan Associates, Inc. *
4,652 1,327,867
Marvell Technology, Inc.
67,517 6,258,151
Microsoft Corp.
327,067 138,499,792
NVIDIA Corp.
950,666 131,429,574
Okta, Inc. *
12,029 932,969
Oracle Corp.
129,519 23,940,292
Palantir Technologies, Inc., Class
A *
158,552 10,635,668
Palo Alto Networks, Inc. *
25,390 9,846,750
PTC, Inc. *
8,977 1,795,939
QUALCOMM, Inc.
86,659 13,738,051
Roper Technologies, Inc.
8,256 4,676,529
Salesforce, Inc.
74,475 24,576,005
ServiceNow, Inc. *
16,081 16,876,045
Snowflake, Inc., Class A *
22,865 3,996,802
Synopsys, Inc. *
11,952 6,675,072
Trimble, Inc. *
18,334 1,337,832
Twilio, Inc., Class A *
11,934 1,247,580
Workday, Inc., Class A *
16,100 4,024,839
Zscaler, Inc. *
6,917 1,428,983
(Cost $518,671,049)
711,164,773
Materials — 2.3%
Avery Dennison Corp.
6,203 1,277,508
Ball Corp.
24,348 1,513,472
Corteva, Inc.
52,930 3,294,363
CRH PLC
50,632 5,178,135
Crown Holdings, Inc.
9,248 851,648
DuPont de Nemours, Inc.
31,587 2,640,357
Ecolab, Inc.
19,599 4,875,643
Freeport-McMoRan, Inc.
109,447 4,837,558
Linde PLC
35,350 16,295,997
Martin Marietta Materials, Inc.
4,646 2,787,600
Newmont Corp.
84,671 3,551,102
Nucor Corp.
18,144 2,806,695
PPG Industries, Inc.
18,055 2,245,500
Sherwin-Williams Co.
17,660 7,018,084
Smurfit WestRock PLC
38,368 2,111,007
Steel Dynamics, Inc.
10,405 1,511,534
(Cost $53,924,652)
62,796,203
Real Estate — 2.4%
American Tower Corp. REIT
34,670 7,246,030
AvalonBay Communities, Inc.
REIT
10,676 2,512,597
BXP, Inc. REIT
10,992 901,234
CBRE Group, Inc., Class A *
23,034 3,224,530
Crown Castle, Inc. REIT
33,026 3,509,012

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
Number
of Shares Value $
Digital Realty Trust, Inc. REIT
23,901 4,677,187
Equinix, Inc. REIT
7,056 6,925,323
Equity Residential REIT
25,721 1,971,772
Iron Mountain, Inc. REIT
21,811 2,697,366
Kimco Realty Corp. REIT
49,662 1,269,857
Prologis, Inc. REIT
68,741 8,027,574
Public Storage REIT
11,595 4,035,640
Realty Income Corp. REIT
64,374 3,726,611
Regency Centers Corp. REIT
13,056 986,903
Simon Property Group, Inc. REIT
23,992 4,404,931
VICI Properties, Inc. REIT
78,333 2,554,439
Welltower, Inc. REIT
45,653 6,308,331
Zillow Group, Inc., Class C *
11,421 967,473
(Cost $56,787,448)
65,946,810
Utilities — 2.3%
Alliant Energy Corp.
19,505 1,232,716
American Water Works Co., Inc.
14,950 2,047,253
Atmos Energy Corp.
11,627 1,759,398
Consolidated Edison, Inc.
26,751 2,690,883
Constellation Energy Corp.
23,315 5,981,696
Dominion Energy, Inc.
64,789 3,806,354
Duke Energy Corp.
58,814 6,884,179
Essential Utilities, Inc.
19,327 773,660
Eversource Energy
27,074 1,746,002
Exelon Corp.
76,944 3,043,905
NextEra Energy, Inc.
152,583 12,003,704
Number
of Shares Value $
NiSource, Inc.
29,918 1,139,577
Public Service Enterprise Group,
Inc.
38,589 3,638,943
Sempra
48,651 4,557,139
Southern Co.
80,194 7,147,691
Xcel Energy, Inc.
42,656 3,095,119
(Cost $54,453,765)
61,548,219
TOTAL COMMON STOCKS
(Cost $2,131,352,378)
2,721,614,658
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.53%
(b)(c)
(Cost $154,850)
154,850 154,850
CASH EQUIVALENTS — 0.3%
DWS Government Money Market
Series "Institutional Shares",
4.59% (b)
(Cost $8,354,979)
8,354,979 8,354,979
TOTAL INVESTMENTS — 99.9%
(Cost $2,139,862,207)
2,730,124,487
Other assets and liabilities,
net — 0.1%
3,403,269
NET ASSETS — 100.0%
2,733,527,756
 * (a)
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.53% (b)(c)
— 154,850 (d) — — — 44 — 154,850 154,850
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series "Institutional Shares", 4.59% (b)
3,995,298 12,584,216 (8,224,535) — — 78,704 — 8,354,979 8,354,979
3,995,298 12,739,066 (8,224,535) — — 78,748 — 8,509,829 8,509,829
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $151,981, which is 0.0% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2024.

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
November 30, 2024 (Unaudited)
At November 30, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
USCA-PH1
R-089711-2 (5/25) DBX006037 (5/25)
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ ) †
E-Mini S&P 500 ESG Futures
USD 34 8,737,088 9,084,460 12/20/2024 347,372
S&P Mid 400 E-Mini Futures
USD 6 1,896,897 2,026,680 12/20/2024 129,783
Total unrealized appreciation
477,155
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
November 30, 2024.
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 2,721,614,658 $ — $ — $ 2,721,614,658
Short-Term Investments (a)
8,509,829 — — 8,509,829
Derivatives (b)
Futures Contracts
477,155 — — 477,155
TOTAL
$ 2,730,601,642 $ — $ — $ 2,730,601,642
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.